Shareholder Report, Average Annual Return (Details) 193530_Themes Uranium - Nuclear ETF_TF_TSR Annual {TF}	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Uranium & Nuclear ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Themes Uranium & Nuclear ETF
Average Annual Return, Percent	70.63%	63.20%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent	18.59%	17.27%
BITA Global Uranium and Nuclear Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BITA Global Uranium and Nuclear Select Index
Average Annual Return, Percent	71.19%	63.51%